Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents

	At December 31,
	2016	2017	2018
	(in thousands)
Cash at banks	$8,765	$2,039	$4,577
Cash equivalents	11,437	909	7,509
Cash and cash equivalents	$20,202	$2,948	$12,086

Cash at banks earns no interest. Cash equivalents in money market funds are invested for short-term periods depending on the immediate cash requirements of the Company, and earn interest at market rates for short-term investments. The fair value of cash and cash equivalents is equal to book value. Most of the cash and cash equivalents is held in U.S. dollar and euros as follows:

	At December 31,
	2016	2017	2018
	(in thousands)
U.S. dollar denominated accounts	$19,122	$1,343	$4,411
Euro denominated accounts	949	1,503	7,545
GBP denominated accounts	23	30	30
SGP denominated accounts	53	16	53
NIS denominated accounts	36	11	21
RMB denominated accounts	2	21	7
Other currencies denominated accounts	17	24	19
Cash and cash equivalents	$20,202	$2,948	$12,086